ENHANCED VOTING PREFERENCE SHARES (Details Narrative) - $ / shares	Oct. 18, 2024	Sep. 20, 2024	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024
IfrsStatementLineItems [Line Items]
Enhanced voting preference shares issued, shares		75,000
Preference shares votes per share		$ 50
Reverse stock split	1-for-17		1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Enhanced voting preference shares issued, shares		4,412